Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	During the years ended December 31, 2021, 2022 and 2023, the related parties of the Company are as follows:
Name of parties	Relationship
Ms. Norma Ka Yin Chu	Founder, Chairman of the board
Ms. Katherine Shuk Kwan Lui	Chief Financial Officer
Mr. Samuel Derk Shuen Lim	Spouse of the Founder, shareholder of Voodoo
During the years ended December 31, 2022 and 2023, the Company entered into the following related party transactions with related parties.
	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Financing activities:
Loans borrowed from Ms. Katherine Shuk Kwan Lui	1,250,000	679,460	206,512
Loans borrowed from Mr. Samuel Derk Shuen Lim	17,671,752	8,951,618	-
Loans borrowed from Ms. Norma Ka Yin Chu	2,147,717	3,369,211	3,760,738
Repayment of Loans to Mr. Samuel Derk Shuen Lim	13,942,736	1,282,500	718,665
Repayment of Loans to Ms. Katherine Shuk Kwan Lui	2,091,640	500,000	383,805
Repayment of Loans to Ms. Norma Ka Yin Chu	393,934	314,294	6,894,116
Loan interests payable to Ms. Katherine Shuk Kwan Lui	41,333	2,765	2,636
Loan interests payable to Ms. Norma Ka Yin Chu	6,932	121,023	240,075
Loan interests payable to Mr. Samuel Derk Shuen Lim	600,920	284,323	297,021
Loan interests to Ms. Katherine Shuk Kwan Lui	83,415	2,334	3,073
Loan interests to Mr. Samuel Derk Shuen Lim	285,186	-	-
Reimbursement payable to Ms. Norma Ka Yin Chu	-	-	789,935

The outstanding balances mainly arising from the above transactions as of December 31, 2022 and 2023 are as follows:
	As of December 31,
	2022	2023
	RMB	RMB
Amounts due to Mr. Samuel Derk Shuen Lim	14,120,050	14,231,755
Amounts due to Ms. Norma Ka Yin Chu	5,096,559	3,373,939
Amounts due to Ms. Katherine Shuk Kwan Lui	179,101	-

Amounts due to related parties	19,395,710	17,605,694